As filed with the Securities and Exchange Commission on November 21, 2006
1933 Act File No. 333-
1940 Act File No. 811-21949

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-2
(Check appropriate box or boxes)

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐	Pre-Effective Amendment No.
☐	Post-Effective Amendment No.
and
☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑	Amendment No. 4
DWS Dreman Value Income Edge Fund, Inc.
345 Park Avenue
New York, NY 10154
(800) 728-3337
Agent for Service
Michael G. Clark
345 Park Avenue
New York, NY 10154
Copies of Communications to:

David A. Sturms, Esq. Cathy G. O’Kelly, Esq. Vedder, Price, Kaufman & Kammholz, P.C. 222 N. LaSalle Street Chicago, IL 60601	Joseph A. Hall, Esq. Davis Polk & Wardwell 450 Lexington Avenue New York, New York 10017 212-450-4000
      Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

      If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐
      It is proposed that this filing will become effective (check appropriate box)
           ☐ when declared effective pursuant to section 8(c)

☑	This registration statement is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933, as amended.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed Maximum	Proposed Maximum	Amount of
Title of Securities	Amount Being	Offering Price	Aggregate Offering	Registration
Being Registered	Registered	Per Unit	Price(1)(2)	Fee(2)(3)

Common Stock	9,500,000	$20.00	$190,000,000	$20,330

(1)	Up to 7,434,782 shares of which may be purchased pursuant to an over-allotment option granted by the Registrant to the underwriters.

(2)	Estimated solely for the purpose of calculating the registration fee.

(3)	Pursuant to Rule 111(b) under the Securities Act of 1933, as amended, the Registrant certifies to the Securities and Exchange Commission that (i) it has instructed its bank to pay the Commission the filing fee set forth on the cover page of this registration statement by a wire transfer of such amount to the Commission’s account at Mellon Bank in Pittsburgh, PA as soon as practicable (but no later than the close of business on November 22, 2006), (ii) it will not revoke such instructions, (iii) it has sufficient funds in the relevant account to cover the amount of such filing fee, and (iv) it will confirm receipt of such instructions by its bank during the bank’s regular business hours no later than November 22, 2006.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE
      This registration statement is being filed with respect to the registration of additional shares of common stock, par value $0.01 per share, of DWS Dreman Value Income Edge Fund, Inc., a company organized under the laws of the State of Maryland, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. Part A and Part B to pre-effective amendment no. 3 of the Registrant’s registration statement filed on November 17, 2006 (File Nos. 333-137385 and 811-21949), and declared effective on November 21, 2006 are incorporated into this registration statement by reference. Any required consents are listed on an Exhibit Index attached hereto and filed herewith.

PART C — OTHER INFORMATION

Item 25:	Financial Statements and Exhibits
      1.   Financial Statements:

Part A — None

Part B — Report of Independent Registered Public Accounting Firm and Audited Statement of Assets and Liabilities and notes thereto as of November 9, 2006, which are hereby incorporated by reference to Part B of pre-effective amendment no. 3 to the Registrant’s registration statement (File No. 333-137385), filed on November 17, 2006.
      2.   Exhibits:

a.1. Articles of Incorporation.(1)

a.2. Articles of Amendment and Restatement.(2)

b.1. By-Laws.(1)

b.2. Amended and Restated By-Laws.(2)

c. Not applicable.

d. Form of specimen share certificate.(3)

e. Form of Dividend Reinvestment and Cash Purchase Plan.(3)

f. None.

g.1. Form of Investment Management Agreement.(3)

g.2. Form of Sub-Advisory Agreement.(3)

h.1. Form of Underwriting Agreement.(4)

h.2. Form of Marketing and Structuring Fee Agreement.(4)

h.3. Form of Structuring Fee Agreement.(4)

h.4. Form of Standard Dealer Agreement.(3)

h.5. Form of Master Agreement Among Underwriters.(3)

i. Not applicable.

j. Custodian Agreement.(4)

k.1. Form of Transfer Agency, Registrar and Dividend

Disbursing Agency Agreement.(3)

k.2. Form of Administrative Services Agreement.(3)

l. Opinion of Ober, Kaler, Grimes & Shriver.*

m. None.

n. Consent of Independent Registered Public Accounting Firm.*

o. Not applicable.

p. Purchase Agreement.(3)

q. Not Applicable.

r.1. Code of Ethics of the Fund.(3)

r.2. Code of Ethics of the Investment Adviser.(3)

r.3. Code of Ethics of the Sub-Adviser.(3)

r.4. Code of Ethics of Principal Underwriter.(3)

s. Power of Attorney.*

* Filed herewith.
(1) Incorporated by reference to Part C of the Registrant’s initial registration statement (File No. 333-137385), filed on September 15, 2006.
(2) Incorporated by reference to Part C of pre-effective amendment no. 1 to the Registrant’s registration statement (File No. 333-137385), filed on October 25, 2006.
(3) Incorporated by reference to Part C of pre-effective amendment no. 2 to the Registrant’s registration statement (File No. 333-137385), filed on November 16, 2006.
(4) Incorporated by reference to Part C of pre-effective amendment no. 3 to the Registrant’s registration statement (File No. 333-137385), filed on November 17, 2006.

Item 26.	Marketing Arrangements
      Reference is made to the form of underwriting agreement and related agreements for the Registrant’s shares of common stock, filed in pre-effective amendment no. 3 to the Registrant’s registration statement (File No. 333-137385), and is hereby incorporated by reference.
Item 27.     Other Expenses and Distribution
      The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement*:

Registration fees	$122,030
New York Stock Exchange listing fee	50,000
Printing and engraving expenses	375,000
Auditing fees and expenses	75,000
Legal fees and expenses	325,000
NASD fees	75,500
Miscellaneous	150,000

Total	$1,172,530

*	As described in the prospectus, the Adviser has agreed to bear all organizational expenses of the Fund and stock offering expenses of the Fund that exceed $0.04 per share of the Fund’s common stock (other than the sales load).

Item 28.	Persons Controlled by or under Common Control
      None.

Item 29.	Number of Holders of Securities
      As of November 9, 2006, the number of record holders of each class of securities of the Registrant was:

Number of
Title of Class	Record Holders

Common Shares, par value, $.01 per share	1

Item 30.	Indemnification
      The charter of the Registrant provides that, to the fullest extent that limitations on the liability of directors and officers are permitted by Maryland law, no director or officer of the Registrant shall have any liability to the Registrant or its stockholders for money damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. Article 2, Section 405.2 of the Maryland General Corporation Law provides that the charter of a Maryland corporation may limit the extent to which directors or officers may be personally liable to the corporation or its shareholders for money damages except to the extent (i) that it is proved that the person actually received an improper benefit or profit in money, property, or services for the amount of the benefit or profit in money, property, or services actually received; or (ii) that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.
      The Registrant’s charter further provides that the Registrant has the power to obligate itself to indemnify any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Registrant, or is or was serving while a director or officer of the Registrant at the request of the Registrant as a director, officer, partner, manager, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, limited liability company, trust, employee benefit plan or other enterprise, against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys’ fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under Maryland law, the 1933 Act and the 1940 Act, as such statutes are now or hereinafter in force.
      In addition, the Registrant’s charter also provides that the Registrant has the power to advance expenses to its currently acting and its former directors and officers to the fullest extent that advancement of expenses is permitted by Maryland law, the 1933 Act, and the 1940 Act, as such statutes are now or hereinafter in force.
      The Board of Directors may by by-law, resolution or agreement make further provision for indemnification and advancement of expenses of directors, officers, employees and agents to the fullest extent permitted by Maryland law.
      The Registrant’s charter also provides that no (i) provision of the charter shall be effective to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which the person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the person’s office and (ii) amendment to the charter of the Registrant shall affect any right of any person based on any act or failure to act which occurred prior to the amendment.
      The Registrant’s By-Laws obligate the Registrant, to the maximum extent permitted by the Maryland General Corporation Law, the 1933 Act and the 1940 Act, to indemnify any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer, or is or was serving while a director or officer at the request of the Registrant as a director, officer, partner, manager, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, limited liability company, trust, employee benefit plan or other enterprise, against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys’ fees) actually incurred by such person in connection with such action, suit or proceeding, except that such indemnity shall not protect any such person against any liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the person’s office.
      The Registrant’s By-Laws further provide that the Registrant shall advance expenses to its current and former directors and officers; provided, however, (1) the person seeking the advance of expenses shall provide a security in form and amount acceptable to the Registrant; (2) the Registrant is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Registrant who are neither “interested persons” as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding (“disinterested non-party Directors”) or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.
      Reference is also made to the Investment Management Agreement, filed as Exhibit (g)(i) hereto and to the Underwriting Agreement, filed as Exhibit (h)(1) hereto. Insofar as indemnification for liabilities under the 1933 Act may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the 1933 Act (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.
      Each of the directors who is not an “interested person” (as defined under the Investment Company Act of 1940) of the Adviser (a “Non-interested Director”) has entered into an indemnification agreement with the Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Director against certain liabilities which such director may incur while acting in the capacity as a director, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Director and is not affected by amendment of the charter. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Director against any liability to the Registrant or its shareholders to which such director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Item 31.	Business and Other Connections of Investment Adviser
      The description of the Investment Adviser under the caption “Management of the Fund” in the Prospectus and in the Statement of Additional Information, respectively, constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.
      For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Investment Adviser, reference is made to Form ADV filed with the Commission (Commission File No. 801-27291) under the Investment Advisers Act of 1940 and incorporated herein by reference thereto.

Item 32.	Location of Accounts and Records
      The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant’s Investment Adviser, at 345 Park Avenue, New York, New York 10154; the Registrant’s Subadviser, Dreman Value Management, LLC, at 520 East Cooper Avenue 230-4, Aspen, Colorado 81611; the Registrant’s transfer agent, DWS Scudder Investment Services Company, at 210 W. 10th Street, Kansas City, Missouri 64105-1614; and the Registrant’s custodian, State Street Bank and Trust Company at 225 Franklin Street, Boston, Massachusetts 02109.

Item 33.	Management Services
      Not applicable.

Item 34.	Undertakings
      1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.
      2. Not applicable.
      3. Not applicable.
      4. Not applicable.
      5. The Registrant undertakes that:

a. for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b. for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
      6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, DWS Dreman Value Income Edge Fund, Inc., has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, the state of New York, on the 21st day of November, 2006.

By	/s/ Michael G. Clark

Michael G. Clark, President and Chief Executive Officer
      Pursuant to the requirements of the Securities Act of 1933, this registration statement of DWS Dreman Value Income Edge Fund, Inc. has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael G. Clark Michael G. Clark		President and Chief Executive Officer	November 21, 2006

/s/ Paul H. Schubert Paul H. Schubert		Chief Financial Officer and Treasurer	November 21, 2006

/s/ Shirley D. Peterson Shirley D. Peterson*		Director	November 21, 2006

/s/ John W. Ballantine John W. Ballantine*		Director	November 21, 2006

/s/ James R. Edgar James R. Edgar*		Director	November 21, 2006

/s/ William McClayton William McClayton*		Director	November 21, 2006

/s/ Robert H. Wadsworth Robert H. Wadsworth*		Director	November 21 2006

/s/ Donald L. Dunaway Donald L. Dunaway*		Director	November 21, 2006

/s/ Paul K. Freeman Paul K. Freeman*		Director	November 21, 2006

/s/ Robert B. Hoffman Robert B. Hoffman*		Director	November 21, 2006

/s/ Axel Schwarzer Axel Schwarzer*		Director	November 21, 2006

*By:	/s/ Michael G. Clark Michael G. Clark**

**	Attorney-in-fact pursuant to the power of attorney filed herewith.

EXHIBIT INDEX

1.	Opinion of Ober, Kaler, Grimes & Shriver
n.	Consent of Independent Registered Public Accounting Firm
s.	Power of Attorney